Outstanding Loans and Leases - Credit Card and Other Consumer - Renegotiated TDRs Entered into During the Period (Details) (Credit card and other consumer, USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance	$ 394	$ 488	$ 761
Carrying Value	426	522	728
Pre-Modification Interest Rate	18.32%	18.89%	18.68%
Post-Modification Interest Rate	4.03%	4.37%	4.79%
Net Charge-offs	142	183	287
Direct/Indirect Consumer
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance	27	47	160
Carrying Value	19	38	113
Pre-Modification Interest Rate	8.66%	11.53%	9.59%
Post-Modification Interest Rate	4.90%	4.74%	5.72%
Net Charge-offs	14	15	52
Other consumer
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance		8	9
Carrying Value		8	9
Pre-Modification Interest Rate		9.28%	9.97%
Post-Modification Interest Rate		5.25%	6.44%
Net Charge-offs		0	0
United States | Credit Card Receivable
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance	276	299	396
Carrying Value	301	329	400
Pre-Modification Interest Rate	16.64%	16.84%	17.59%
Post-Modification Interest Rate	5.15%	5.84%	6.36%
Net Charge-offs	37	30	45
Non United States | Credit Card Receivable
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance	91	134	196
Carrying Value	106	147	206
Pre-Modification Interest Rate	24.90%	25.90%	26.19%
Post-Modification Interest Rate	0.68%	0.95%	1.15%
Net Charge-offs	$ 91	$ 138	$ 190